Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 6,095,748	$ 7,465,481	$ 15,449,515
Gross amounts offset in the Statement of Financial Condition	(2,602,564)	(4,891,899)	(7,607,256)
Net amounts of assets presented in the Statement of Financial Condition	3,493,184	$ 2,573,582	$ 7,842,259
Financial Instruments
Collateral Received	$ (3,493,184)	$ (2,573,582)	$ (7,842,259)
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%	100.00%
Counterparty A [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition			$ 2,316,473
Financial Instruments
Collateral Received			$ (2,316,473)
Net Amount
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 1,285,968	$ 1,798,504	$ 3,611,648
Financial Instruments
Collateral Received	(1,285,968)	$ (1,798,504)	$ (3,611,648)
Net Amount
Counterparty D [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		$ 708,697	$ 1,316,890
Financial Instruments
Collateral Received		$ (708,697)	$ (1,316,890)
Net Amount
Counterparty F [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition			$ 379,418
Financial Instruments
Collateral Received			$ (379,418)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		$ 66,381	$ 217,830
Financial Instruments
Collateral Received		$ (66,381)	$ (217,830)
Net Amount
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	2,207,216
Collateral Received	(2,207,216)
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		$ 6,379,632	$ 13,887,116
Gross amounts offset in the Statement of Financial Condition		(3,872,431)	(6,642,105)
Net amounts of assets presented in the Statement of Financial Condition		2,507,201	7,245,011
Futures Contracts [Member] | Counterparty A [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			3,555,891
Gross amounts offset in the Statement of Financial Condition			(1,239,418)
Net amounts of assets presented in the Statement of Financial Condition			2,316,473
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,274,113	2,697,244	6,832,140
Gross amounts offset in the Statement of Financial Condition	(988,145)	(898,740)	(3,220,492)
Net amounts of assets presented in the Statement of Financial Condition	1,285,968	1,798,504	3,611,648
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		3,682,388	3,499,085
Gross amounts offset in the Statement of Financial Condition		(2,973,691)	(2,182,195)
Net amounts of assets presented in the Statement of Financial Condition		708,697	1,316,890
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,821,635
Gross amounts offset in the Statement of Financial Condition	(1,614,419)
Net amounts of assets presented in the Statement of Financial Condition	$ 2,207,216
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			1,562,399
Gross amounts offset in the Statement of Financial Condition			(965,151)
Net amounts of assets presented in the Statement of Financial Condition			597,248
Forward Currency Contracts [Member] | Counterparty F [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			1,074,713
Gross amounts offset in the Statement of Financial Condition			(695,295)
Net amounts of assets presented in the Statement of Financial Condition			379,418
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,085,849	487,686
Gross amounts offset in the Statement of Financial Condition		(1,019,468)	(269,856)
Net amounts of assets presented in the Statement of Financial Condition		$ 66,381	$ 217,830